Investment Portfolio	as of March 31, 2022 (Unaudited)
DWS Small Mid Cap Value VIP
	Shares	Value ($)

Common Stocks 98.0%
Communication Services 2.8%
Entertainment 0.9%
Lions Gate Entertainment Corp. "A"*	34,077	553,751
Madison Square Garden Sports Corp.*	1,859	333,430
		887,181
Media 1.5%
Interpublic Group of Companies, Inc.	39,760	1,409,492
Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	20,294	383,151
Consumer Discretionary 7.9%
Auto Components 1.1%
Goodyear Tire & Rubber Co.*	33,765	482,502
Lear Corp.	4,259	607,291
		1,089,793
Automobiles 0.4%
Winnebago Industries, Inc.	6,930	374,428
Diversified Consumer Services 0.2%
Vivint Smart Home, Inc.*	35,073	237,093
Hotels, Restaurants & Leisure 1.7%
Boyd Gaming Corp.	10,704	704,109
International Game Technology PLC (a)	19,871	490,417
Red Rock Resorts, Inc. "A"	8,611	418,150
		1,612,676
Household Durables 1.6%
Beazer Homes U.S.A., Inc.*	25,089	381,855
PulteGroup, Inc.	29,095	1,219,080
		1,600,935
Specialty Retail 0.6%
CarLotz, Inc.* (a)	174,699	239,337
Foot Locker, Inc.	10,718	317,896
		557,233
Textiles, Apparel & Luxury Goods 2.3%
Columbia Sportswear Co.	16,694	1,511,308
Under Armour, Inc. "A"* (a)	42,221	718,601
		2,229,909
Consumer Staples 3.0%
Food & Staples Retailing 0.3%
Performance Food Group Co.*	6,533	332,595
Food Products 1.5%
Darling Ingredients, Inc.*	10,608	852,671

Hostess Brands, Inc.*	16,616	364,555
Sanderson Farms, Inc.	1,373	257,424
		1,474,650
Household Products 0.9%
Central Garden & Pet Co.*	18,763	824,822
Personal Products 0.3%
Herbalife Nutrition Ltd.*	8,626	261,885
Energy 7.4%
Energy Equipment & Services 1.0%
NexTier Oilfield Solutions, Inc.*	107,725	995,379
Oil, Gas & Consumable Fuels 6.4%
Civitas Resources, Inc.	9,392	560,796
Devon Energy Corp.	38,714	2,289,159
HF Sinclair Corp. *	10,565	421,015
PDC Energy, Inc.	7,559	549,388
Targa Resources Corp.	30,802	2,324,627
		6,144,985
Financials 21.8%
Banks 10.1%
Associated Banc-Corp.	30,045	683,824
BankUnited, Inc.	40,550	1,782,578
Eagle Bancorp., Inc.	28,111	1,602,608
First Horizon Corp.	29,685	697,301
Fulton Financial Corp.	21,539	357,978
Hancock Whitney Corp.	26,974	1,406,694
Hilltop Holdings, Inc.	25,784	758,050
Primis Financial Corp.	24,193	338,218
Simmons First National Corp. "A"	30,569	801,519
UMB Financial Corp.	14,217	1,381,324
		9,810,094
Capital Markets 1.4%
Donnelley Financial Solutions, Inc.*	31,079	1,033,688
Evercore, Inc. "A"	3,114	346,650
		1,380,338
Consumer Finance 1.2%
Credit Acceptance Corp.* (a)	1,410	776,021
Navient Corp.	24,093	410,545
		1,186,566
Diversified Financial Services 1.8%
Apollo Global Management, Inc.	5,624	348,632
Cannae Holdings, Inc.*	12,504	299,096
Voya Financial, Inc. (a)	15,823	1,049,856
		1,697,584
Insurance 6.1%
AMERISAFE, Inc.	9,923	492,875
Assurant, Inc.	9,089	1,652,653
Brown & Brown, Inc.	35,780	2,585,821
Everest Re Group Ltd.	3,840	1,157,299
		5,888,648
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Ellington Financial, Inc.	21,288	377,862

New Residential Investment Corp.	23,054	253,133
Redwood Trust, Inc.	25,738	271,021
		902,016
Thrifts & Mortgage Finance 0.3%
Walker & Dunlop, Inc.	2,522	326,397
Health Care 7.4%
Biotechnology 2.7%
Athenex, Inc.* (a)	351,148	291,277
Gritstone bio, Inc.* (a)	57,594	237,287
Jounce Therapeutics, Inc.*	62,968	427,553
Myriad Genetics, Inc.*	28,066	707,263
Sage Therapeutics, Inc.*	24,674	816,709
Sana Biotechnology, Inc.* (a)	16,472	136,059
		2,616,148
Health Care Equipment & Supplies 0.8%
ICU Medical, Inc.*	3,236	720,463
Health Care Providers & Services 1.4%
Chemed Corp.	830	420,437
Molina Healthcare, Inc.*	2,804	935,386
		1,355,823
Life Sciences Tools & Services 1.6%
PerkinElmer, Inc.	6,269	1,093,690
Syneos Health, Inc.*	5,302	429,197
		1,522,887
Pharmaceuticals 0.9%
Atea Pharmaceuticals, Inc.*	31,135	224,795
NGM Biopharmaceuticals, Inc.*	19,262	293,746
Reata Pharmaceuticals, Inc. "A"* (a)	11,894	389,647
		908,188
Industrials 16.0%
Aerospace & Defense 0.5%
Maxar Technologies, Inc.	12,779	504,259
Air Freight & Logistics 1.4%
Atlas Air Worldwide Holdings, Inc.*	10,887	940,310
GXO Logistics, Inc.*	5,515	393,440
		1,333,750
Airlines 0.2%
Mesa Air Group, Inc.*	46,861	206,188
Building Products 2.7%
Carlisle Companies, Inc.	9,343	2,297,631
Resideo Technologies, Inc.*	13,293	316,772
		2,614,403
Electrical Equipment 2.1%
Encore Wire Corp.	5,483	625,446
EnerSys	19,390	1,445,912
		2,071,358
Machinery 3.4%
Hillenbrand, Inc.	51,641	2,280,983

Pentair PLC	6,786	367,869
The Manitowoc Co., Inc.*	42,427	639,799
		3,288,651
Professional Services 2.8%
Jacobs Engineering Group, Inc.	13,094	1,804,484
ManpowerGroup, Inc.	3,398	319,140
Science Applications International Corp.	6,673	615,051
		2,738,675
Road & Rail 1.0%
Knight-Swift Transportation Holdings, Inc.	10,885	549,257
XPO Logistics, Inc.*	5,515	401,492
		950,749
Trading Companies & Distributors 1.9%
MRC Global, Inc.*	67,641	805,605
NOW, Inc.*	92,675	1,022,205
		1,827,810
Information Technology 8.0%
Communications Equipment 0.9%
Ciena Corp.*	7,945	481,705
CommScope Holding Co., Inc.*	54,708	431,099
		912,804
Electronic Equipment, Instruments & Components 2.8%
Arlo Technologies, Inc.*	49,915	442,247
Avnet, Inc.	33,437	1,357,208
Itron, Inc.*	9,376	493,928
TD SYNNEX Corp.	3,829	395,191
		2,688,574
IT Services 0.7%
Alliance Data Systems Corp.	12,940	726,581
Semiconductors & Semiconductor Equipment 1.4%
Cirrus Logic, Inc.*	11,969	1,014,851
Ichor Holdings Ltd.*	8,469	301,666
		1,316,517
Software 2.2%
Cognyte Software Ltd.*	24,739	279,798
NCR Corp.*	12,880	517,647
Verint Systems, Inc.*	26,229	1,356,040
		2,153,485
Materials 7.2%
Chemicals 3.6%
Amyris, Inc.*	66,016	287,830
Avient Corp.	10,901	523,248
Chemours Co.	20,651	650,094
H.B. Fuller Co.	6,184	408,577
Huntsman Corp.	12,248	459,422
The Mosaic Co.	17,746	1,180,109
		3,509,280
Containers & Packaging 0.7%
Graphic Packaging Holding Co.	33,885	679,055

Metals & Mining 2.9%
Cleveland-Cliffs, Inc.*	13,281	427,781
Steel Dynamics, Inc.	28,779	2,401,032
		2,828,813
Real Estate 12.4%
Equity Real Estate Investment Trusts (REITs) 11.8%
Duke Realty Corp.	16,051	931,921
Gaming and Leisure Properties, Inc.	32,113	1,507,063
Highwoods Properties, Inc.	27,146	1,241,658
Iron Mountain, Inc.	8,026	444,721
LXP Industrial Trust	155,012	2,433,688
NexPoint Residential Trust, Inc.	10,300	930,193
Safehold, Inc.	3,694	204,832
SITE Centers Corp.	38,592	644,872
STAG Industrial, Inc.	52,479	2,170,007
Urban Edge Properties	46,898	895,752
		11,404,707
Real Estate Management & Development 0.6%
Kennedy-Wilson Holdings, Inc.	11,176	272,583
Opendoor Technologies Inc.*	39,317	340,092
		612,675
Utilities 4.1%
Electric Utilities 2.9%
IDACORP, Inc.	15,434	1,780,466
Otter Tail Corp.	10,722	670,125
PG&E Corp.*	28,319	338,129
		2,788,720
Gas Utilities 1.2%
Northwest Natural Holding Co.	9,452	488,858
UGI Corp.	20,014	724,907
		1,213,765
Total Common Stocks (Cost $73,539,024)		95,102,178

Securities Lending Collateral 3.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (b) (c) (Cost $2,861,858)	2,861,858	2,861,858

Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 0.28% (b) (Cost $1,983,877)	1,983,877	1,983,877

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $78,384,759)	103.0	99,947,913
Other Assets and Liabilities, Net	(3.0)	(2,924,154)
Net Assets	100.0	97,023,759
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Securities Lending Collateral 3.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (b) (c)
6,453,827	—	3,591,969 (d)	—	—	830	—	2,861,858	2,861,858
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 0.28% (b)
663,321	3,587,228	2,266,672	—	—	244	—	1,983,877	1,983,877
7,117,148	3,587,228	5,858,641	—	—	1,074	—	4,845,735	4,845,735
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2022 amounted to $2,710,900, which is 2.8% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$95,102,178	$—	$—	$95,102,178
Short-Term Investments (a)	4,845,735	—	—	4,845,735
Total	$99,947,913	$—	$—	$99,947,913
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2SMCV-PH1
R-080548-1 (1/23)